Income and expenses - Payroll expenses (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Income and expenses
Short-term employee benefits	€ (131,533)	€ (127,328)	€ (117,443)
Social security expenses	(24,288)	(22,370)	(19,430)
Expenses defined contribution plans	(1,371)	(1,743)	(1,586)
Other employee expenses	(11,558)	(14,965)	(12,715)
Total	€ (168,750)	€ (166,406)	€ (151,174)
Total registered employees at the end of the period	2,556	2,514	2,437